Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	HUNTINGTON FUNDS
Central Index Key	0000810695
Amendment Flag	false
Document Creation Date	Dec 28, 2012
Document Effective Date	Dec 28, 2012
Prospectus Date	May 1, 2012

THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND
HUNTINGTON MONEY MARKET FUND
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND
HUNTINGTON DIVIDEND CAPTURE FUND
HUNTINGTON GLOBAL SELECT MARKETS FUND
HUNTINGTON GROWTH FUND
HUNTINGTON INCOME EQUITY FUND
HUNTINGTON INTERNATIONAL EQUITY FUND
HUNTINGTON MID CORP AMERICA FUND
HUNTINGTON REAL STRATEGIES FUND
HUNTINGTON ROTATING MARKETS FUND
HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
HUNTINGTON MORTGAGE SECURITIES FUND
HUNTINGTON OHIO TAX-FREE FUND
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND
HUNTINGTON CONSERVATIVE ALLOCATION FUND
HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE HUNTINGTON FUNDS RETAIL
PROSPECTUS DATED APRIL 30, 2012, AS AMENDED,

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE REPLACE THE SECTION TITLED “PRINCIPAL INVESTMENT STRATEGY” IN THE HUNTINGTON BALANCED ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGE 2 (PAGE 97 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING) WITH THE FOLLOWING:

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor (the “Underlying Funds”); with an asset allocation target of 60% Equity and 40% Income, which may include up to 15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes, in abnormal market conditions, or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE ADD THE FOLLOWING RISK TO THE SECTION TITLED “PRINCIPAL INVESTMENT RISKS” IN THE HUNTINGTON BALANCED ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGES 2 THROUGH 4 (PAGES 97 THROUGH 99 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING):

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE REPLACE THE SECTION TITLED “PRINCIPAL INVESTMENT STRATEGY” IN THE HUNTINGTON CONSERVATIVE ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGE 2 (PAGE 103 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING) WITH THE FOLLOWING:

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor (the “Underlying Funds”); with an asset allocation target of 20% Equity and 80% Income, which may include up to 15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE ADD THE FOLLOWING RISK TO THE SECTION TITLED “PRINCIPAL INVESTMENT RISKS” IN THE HUNTINGTON CONSERVATIVE ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGES 2 AND 3 (PAGES 103 AND 104 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING):

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE REPLACE THE SECTION TITLED “PRINCIPAL INVESTMENT STRATEGY” IN THE HUNTINGTON GROWTH ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGE 2 (PAGE 108 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING) WITH THE FOLLOWING:

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor (the “Underlying Funds”); with an asset allocation target of 80% Equity and 20% Income, which may include up to 15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that Variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE ADD THE FOLLOWING RISK TO THE SECTION TITLED “PRINCIPAL INVESTMENT RISKS” IN THE HUNTINGTON GROWTH ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGES 2 AND 3 (PAGES 108 AND 109 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING):

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	hf5_SupplementTextBlock	THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND
HUNTINGTON MONEY MARKET FUND
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND
HUNTINGTON DIVIDEND CAPTURE FUND
HUNTINGTON GLOBAL SELECT MARKETS FUND
HUNTINGTON GROWTH FUND
HUNTINGTON INCOME EQUITY FUND
HUNTINGTON INTERNATIONAL EQUITY FUND
HUNTINGTON MID CORP AMERICA FUND
HUNTINGTON REAL STRATEGIES FUND
HUNTINGTON ROTATING MARKETS FUND
HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
HUNTINGTON MORTGAGE SECURITIES FUND
HUNTINGTON OHIO TAX-FREE FUND
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND
HUNTINGTON CONSERVATIVE ALLOCATION FUND
HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE HUNTINGTON FUNDS RETAIL
PROSPECTUS DATED APRIL 30, 2012, AS AMENDED,

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE REPLACE THE SECTION TITLED “PRINCIPAL INVESTMENT STRATEGY” IN THE HUNTINGTON BALANCED ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGE 2 (PAGE 97 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING) WITH THE FOLLOWING:

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor (the “Underlying Funds”); with an asset allocation target of 60% Equity and 40% Income, which may include up to 15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes, in abnormal market conditions, or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE ADD THE FOLLOWING RISK TO THE SECTION TITLED “PRINCIPAL INVESTMENT RISKS” IN THE HUNTINGTON BALANCED ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGES 2 THROUGH 4 (PAGES 97 THROUGH 99 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING):

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE REPLACE THE SECTION TITLED “PRINCIPAL INVESTMENT STRATEGY” IN THE HUNTINGTON CONSERVATIVE ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGE 2 (PAGE 103 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING) WITH THE FOLLOWING:

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor (the “Underlying Funds”); with an asset allocation target of 20% Equity and 80% Income, which may include up to 15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE ADD THE FOLLOWING RISK TO THE SECTION TITLED “PRINCIPAL INVESTMENT RISKS” IN THE HUNTINGTON CONSERVATIVE ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGES 2 AND 3 (PAGES 103 AND 104 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING):

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE REPLACE THE SECTION TITLED “PRINCIPAL INVESTMENT STRATEGY” IN THE HUNTINGTON GROWTH ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGE 2 (PAGE 108 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING) WITH THE FOLLOWING:

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor (the “Underlying Funds”); with an asset allocation target of 80% Equity and 20% Income, which may include up to 15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that Variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE ADD THE FOLLOWING RISK TO THE SECTION TITLED “PRINCIPAL INVESTMENT RISKS” IN THE HUNTINGTON GROWTH ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGES 2 AND 3 (PAGES 108 AND 109 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING):

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.
Huntington Balanced Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf5_SupplementTextBlock	THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND
HUNTINGTON MONEY MARKET FUND
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND
HUNTINGTON DIVIDEND CAPTURE FUND
HUNTINGTON GLOBAL SELECT MARKETS FUND
HUNTINGTON GROWTH FUND
HUNTINGTON INCOME EQUITY FUND
HUNTINGTON INTERNATIONAL EQUITY FUND
HUNTINGTON MID CORP AMERICA FUND
HUNTINGTON REAL STRATEGIES FUND
HUNTINGTON ROTATING MARKETS FUND
HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
HUNTINGTON MORTGAGE SECURITIES FUND
HUNTINGTON OHIO TAX-FREE FUND
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND
HUNTINGTON CONSERVATIVE ALLOCATION FUND
HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE HUNTINGTON FUNDS RETAIL
PROSPECTUS DATED APRIL 30, 2012, AS AMENDED,

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE REPLACE THE SECTION TITLED “PRINCIPAL INVESTMENT STRATEGY” IN THE HUNTINGTON BALANCED ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGE 2 (PAGE 97 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING) WITH THE FOLLOWING:

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor (the “Underlying Funds”); with an asset allocation target of 60% Equity and 40% Income, which may include up to 15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes, in abnormal market conditions, or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE ADD THE FOLLOWING RISK TO THE SECTION TITLED “PRINCIPAL INVESTMENT RISKS” IN THE HUNTINGTON BALANCED ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGES 2 THROUGH 4 (PAGES 97 THROUGH 99 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING):

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.
Huntington Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf5_SupplementTextBlock	THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND
HUNTINGTON MONEY MARKET FUND
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND
HUNTINGTON DIVIDEND CAPTURE FUND
HUNTINGTON GLOBAL SELECT MARKETS FUND
HUNTINGTON GROWTH FUND
HUNTINGTON INCOME EQUITY FUND
HUNTINGTON INTERNATIONAL EQUITY FUND
HUNTINGTON MID CORP AMERICA FUND
HUNTINGTON REAL STRATEGIES FUND
HUNTINGTON ROTATING MARKETS FUND
HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
HUNTINGTON MORTGAGE SECURITIES FUND
HUNTINGTON OHIO TAX-FREE FUND
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND
HUNTINGTON CONSERVATIVE ALLOCATION FUND
HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE HUNTINGTON FUNDS RETAIL
PROSPECTUS DATED APRIL 30, 2012, AS AMENDED,

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE REPLACE THE SECTION TITLED “PRINCIPAL INVESTMENT STRATEGY” IN THE HUNTINGTON CONSERVATIVE ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGE 2 (PAGE 103 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING) WITH THE FOLLOWING:

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor (the “Underlying Funds”); with an asset allocation target of 20% Equity and 80% Income, which may include up to 15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE ADD THE FOLLOWING RISK TO THE SECTION TITLED “PRINCIPAL INVESTMENT RISKS” IN THE HUNTINGTON CONSERVATIVE ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGES 2 AND 3 (PAGES 103 AND 104 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING):

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.
Huntington Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf5_SupplementTextBlock	THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND
HUNTINGTON MONEY MARKET FUND
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND
HUNTINGTON DIVIDEND CAPTURE FUND
HUNTINGTON GLOBAL SELECT MARKETS FUND
HUNTINGTON GROWTH FUND
HUNTINGTON INCOME EQUITY FUND
HUNTINGTON INTERNATIONAL EQUITY FUND
HUNTINGTON MID CORP AMERICA FUND
HUNTINGTON REAL STRATEGIES FUND
HUNTINGTON ROTATING MARKETS FUND
HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
HUNTINGTON MORTGAGE SECURITIES FUND
HUNTINGTON OHIO TAX-FREE FUND
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND
HUNTINGTON CONSERVATIVE ALLOCATION FUND
HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE HUNTINGTON FUNDS RETAIL
PROSPECTUS DATED APRIL 30, 2012, AS AMENDED,

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE REPLACE THE SECTION TITLED “PRINCIPAL INVESTMENT STRATEGY” IN THE HUNTINGTON GROWTH ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGE 2 (PAGE 108 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING) WITH THE FOLLOWING:

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of underlying Huntington Funds and Huntington Strategy Shares which are also managed by the Advisor (the “Underlying Funds”); with an asset allocation target of 80% Equity and 20% Income, which may include up to 15% in Money Market instruments. Utilizing optimization software and both internal and external research, the Advisor analyzes the economy and the capital markets to determine the optimal allocations to the various Underlying Funds. The Equity portion of the Fund’s portfolio is significantly weighted to large-cap domestic equity funds and international equity funds, but also includes weightings to mid-cap equities and small-cap equities. The Advisor allocates the Income portion of the Fund’s portfolio to the Underlying Funds based on the Advisor’s interest rate and fixed income forecasts and its analysis of credit quality, sector emphasis and the duration of the portfolio. The Advisor reviews the allocations to Underlying Funds within the stated targets on an ongoing basis and adjusts them based on the analysis of current research and macroeconomic factors. Note that Variations in the Equity and Income asset allocation targets are permitted up to 10% in either direction. Although variations beyond the 10% range are generally not permitted, the Advisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded as a temporary defensive position to protect an Asset Allocation Fund or to help achieve its goal.

The Underlying Funds as a group hold a wide range of equity type securities. These include (but are not limited to) small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

EFFECTIVE AS OF DECEMBER 28, 2012, PLEASE ADD THE FOLLOWING RISK TO THE SECTION TITLED “PRINCIPAL INVESTMENT RISKS” IN THE HUNTINGTON GROWTH ALLOCATION FUND’S SUMMARY PROSPECTUS ON PAGES 2 AND 3 (PAGES 108 AND 109 OF THE ENTIRE HUNTINGTON RETAIL PROSPECTUS FILING):

Exchange-Traded Funds Risk. Like a conventional mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be halted under certain circumstances.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2012